Land-Use Rights, Net - Schedule of Land-Use Rights, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Land-Use Rights, Net [Abstract]
Land-use rights	$ 2,363,538	$ 2,319,598
Less: accumulated amortization	(216,658)	(189,434)
Land-use rights, net	$ 2,146,880	$ 2,130,164